Filed pursuant to Rule 497(e)
Registration Nos. 333-62298; 811-10401

Mairs & Power Growth Fund
Mairs & Power Balanced Fund
Mairs & Power Small Cap Fund (the “Funds”)
Each, a series of Trust for Professional Managers (the “Trust”)

Supplement dated September 28, 2022 to the
Prospectus and Statement of Additional information (“SAI”) dated April 20, 2022

This supplement makes the following amendments to the Funds’ Prospectus and SAI:

The fourth paragraph under the section titled “Management and Organization of the Funds - Investment Adviser” beginning on page 23 of the Prospectus is amended and restated in its entirety as shown below:

“The Adviser has also agreed to waive its management fees and/or reimburse expenses of the Growth Fund, Balanced Fund or Small Cap Fund for a period of two years following the closing of the Reorganizations, to the extent that Covered Expenses (defined below) accrued for the twelve months ending on the first anniversary of the closing of the Reorganizations and the twelve months ending on the second anniversary of the Reorganizations exceed $137,000, $72,000 and $62,500, respectively. Covered Expenses shall be limited to outside legal expenses, audit and tax expenses, trustees’ fees, insurance expenses, ICI membership fees, and chief compliance officer fees (Covered Expenses).”

The fifth paragraph under the section titled “Management of the Funds - Investment Adviser” beginning on page 273 of the SAI is amended and restated in its entirety as follows:

“The Adviser has also agreed to waive its management fees and/or reimburse expenses of the Growth Fund, Balanced Fund or Small Cap Fund for a period of two years following the closing of the Reorganizations, to the extent that Covered Expenses (defined below) accrued for the twelve months ending on the first anniversary of the closing of the Reorganizations and the twelve months ending on the second anniversary of the Reorganizations exceed $137,000, $72,000 and $62,500, respectively. Covered Expenses shall be limited to outside legal expenses, audit and tax expenses, trustees’ fees, insurance expenses, ICI membership fees, and chief compliance officer fees (“Covered Expenses”).”

Please retain this Supplement with your Prospectus and SAI for future reference.